Long-Term Debt - Schedule of Debt Composition (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($) SecurityLoan	Mar. 31, 2014 USD ($)
Debt Instrument [Line Items]
Number of loan agreements | SecurityLoan	2
Debentures outstanding	$ 0	$ 422,000
Debt maturity date	2014-11
Secured indebtedness, maximum amount	$ 20,000,000
Ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness	Less than 2:1
Debt service coverage ratio	2.30	2.25
New York [Member]
Debt Instrument [Line Items]
Interest rate added to the reference rate	1.25%
Reference rate	LIBOR
Mortgage loan	$ 5,888,000	$ 6,745,000
Mortgage term	15 years
Debt service coverage ratio	1.90
Effective interest rate of mortgage loan fixed	6.16%
Interest rate swap of mortgage term	15 years
In, or Linked to, U.S. dollars [Member]
Debt Instrument [Line Items]
Interest rate		6.10%
In Israeli Currency - linked to CPI [Member]
Debt Instrument [Line Items]
Remaining debentures outstanding		$ 10,695,000
Interest rate added to the reference rate		5.80%
Reference rate	Israeli CPI